Accounting and Reporting Changes - Schedule of Balance Sheet and Related Adjustments as of IFRS 17 (Detail) - CAD ($) $ in Millions	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Total invested assets		$ 414,001	$ 427,098
Total other assets		86,378	90,757
Segregated funds net assets		348,562	399,788
Total assets		848,941	917,643
Liabilities and Equity
Insurance contract liabilities		371,405	392,275	$ 385,554
Total investment contract liabilities		3,248	3,117
Other liabilities		17,421	18,205
Segregated funds net liabilities		348,562	399,788
Total liabilities		792,562	858,774
Equity
Shareholders' retained earnings		27,010	23,492
Shareholders' accumulated other comprehensive income (loss):
Total shareholders' and other equity		56,061	58,408
Participating policyholders' equity		(1,346)	(1,233)
Non-controlling interests		1,664	1,694
Total equity		56,379	58,869
Total liabilities and equity		$ 848,941	917,643
IFRS 4 And IAS 39 [member]
Assets
Total invested assets			427,098
Total other assets			90,757
Segregated funds net assets			399,788
Total assets			917,643
Liabilities and Equity
Insurance contract liabilities			392,275
Total insurance contract liabilities			392,275
Total investment contract liabilities			3,116
Other liabilities			63,595
Segregated funds net liabilities			399,788
Total liabilities			858,774
Equity
Shareholders' retained earnings			23,492
Shareholders' accumulated other comprehensive income (loss):
FVOCI investments			848
Other equity items			34,068
Total shareholders' and other equity			58,408
Participating policyholders' equity			(1,233)
Non-controlling interests			1,694
Total equity			58,869
Total liabilities and equity			$ 917,643
IFRS 17 And IAS 39 [member]
Assets
Total invested assets	$ 428,103
Total other assets	100,329
Segregated funds net assets	399,788
Total assets	928,220
Liabilities and Equity
Insurance contract liabilities	405,621
Segregated funds insurance net liabilities	130,836
Total insurance contract liabilities	536,457
Total investment contract liabilities	279,016
Other liabilities	65,855
Total liabilities	881,328
Equity
Shareholders' retained earnings	9,656
Shareholders' accumulated other comprehensive income (loss):
Net insurance finance expenses	(17,117)
Net reinsurance finance income	984
FVOCI investments	17,764
Other equity items	34,068
Total shareholders' and other equity	45,355
Participating policyholders' equity	101
Non-controlling interests	1,436
Total equity	46,892
Total liabilities and equity	928,220
Transition CSM [Member] | IFRS 17 Measurement Differences [Member]
Assets
Total other assets	2,877
Total assets	2,877
Liabilities and Equity
Insurance contract liabilities	21,466
Total insurance contract liabilities	21,466
Other liabilities	(2,823)
Total liabilities	18,643
Equity
Shareholders' retained earnings	(13,607)
Shareholders' accumulated other comprehensive income (loss):
Total shareholders' and other equity	(13,607)
Participating policyholders' equity	(1,440)
Non-controlling interests	(719)
Total equity	(15,766)
Total liabilities and equity	2,877
Contract Classification [Member] | IFRS 17 Measurement Differences [Member]
Assets
Total invested assets	7,402
Total other assets	5,617
Total assets	13,019
Liabilities and Equity
Insurance contract liabilities	10,014
Total insurance contract liabilities	10,014
Other liabilities	(784)
Total liabilities	9,230
Equity
Shareholders' retained earnings	(229)
Shareholders' accumulated other comprehensive income (loss):
Net insurance finance expenses	(17,117)
Net reinsurance finance income	984
FVOCI investments	16,916
Total shareholders' and other equity	554
Participating policyholders' equity	2,774
Non-controlling interests	461
Total equity	3,789
Total liabilities and equity	13,019
Presentation Differences [Member] | IFRS 17 Measurement Differences [Member]
Assets
Total invested assets	(6,397)
Total other assets	1,078
Total assets	(5,319)
Liabilities and Equity
Insurance contract liabilities	(18,134)
Segregated funds insurance net liabilities	130,836
Total insurance contract liabilities	112,702
Total investment contract liabilities	275,900
Other liabilities	5,867
Segregated funds net liabilities	(399,788)
Total liabilities	(5,319)
Shareholders' accumulated other comprehensive income (loss):
Total liabilities and equity	$ (5,319)